Note 7 - Premises and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

7.           Premises and Equipment

Premises and equipment consist of the following:

				December 31,
	Estimated Useful Lives (Years)			2012	2011
Land				$1,797,528	$1,797,528
Construction in progress				0	18,427
Building		40		7,272,293	7,300,110
Leasehold improvements		10		4,016,113	3,291,727
Furniture and equipment	3	-	15	3,745,340	3,409,030
				16,831,274	15,816,822
Less: Accumulated depreciation				(6,200,979)	(5,377,518)
				$10,630,295	$10,439,304

Depreciation expense was $904,658 and $849,954 for the years ended December 31, 2012 and 2011, respectively.